Stock-based Compensation (Q2) - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Outstanding at beginning of period (in shares)				9,954,872	9,954,872
Weighted-Average Exercise Price - Outstanding at beginning of period (in usd per share)				$ 4.71	$ 4.71
Outstanding at end of period (in shares)	8,206,431		8,206,431
Weighted-Average Exercise Price - Outstanding at end of period (in usd per share)	$ 5.24		$ 5.24
Outstanding			6 years 4 months 6 days
Outstanding, Aggregate Intrinsic Value	$ 0		$ 0
Exercisable at end of period (in shares)	6,948,699		6,948,699
Exercisable at end of period (in usd per share)	$ 5.77		$ 5.77
Exercisable			6 years 7 days
Exercisable, Aggregate Intrinsic Value	$ 0		$ 0
Granted (in shares)	0		0
Weighted-Average Exercise Price - Granted (in usd per share)			$ 0
Exercised (in shares)	0	0	0	0	0
Exercised (in usd per share)			$ 0
Cancelled (in shares)			(1,748,441)
Cancelled (in usd per share)			$ 2.23